Share capital (Tables)	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Schedule of Common Shares Issued
Common shares

$ millions, except number of shares, for the three months ended	2025 Jan. 31		2024 Jan. 31
	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	942,294,598	$17,011	931,098,941	$16,082
Issuance pursuant to:
Equity-settled share-based compensation plans	1,261,526	77	379,025	20
Shareholder investment plan (1)	629	–	5,117,729	308
Employee share purchase plan (2)	–	–	671,192	39
	943,556,753	$17,088	937,266,887	$16,449
Purchase of common shares for cancellation	(3,500,000)	(63)	–	–
Treasury shares	24,502	2	(43,542)	(2)
Balance at end of period	940,081,255	$17,027	937,223,345	$16,447
(1)
Commencing with dividends paid on January 28, 2025 and for future dividends declared until further notice, common shares received by participants under the Shareholder investment plan will be purchased from the open market, a change from issuance from Treasury. For the share purchase option, this change became effective February 1, 2025.

(2)
Commencing October 11, 2024, employee contributions to our Canadian employee share purchase plan (ESPP) were used to acquire common shares in the open market. Previously, these shares were issued from Treasury.

Schedule of Regulatory Capital and Ratios
Regulatory capital, leverage and total loss absorbing capacity (TLAC) ratios
Our capital, leverage and TLAC ratios are presented in the table below:

$ millions, as at		2025 Jan. 31	2024 Oct. 31
Common Equity Tier 1 (CET1) capital		$46,213	$44,516
Tier 1 capital	A	51,574	49,481
Total capital		59,114	56,809
Total risk-weighted assets (RWA)	B	341,930	333,502
CET1 ratio		13.5%	13.3%
Tier 1 capital ratio		15.1%	14.8%
Total capital ratio		17.3%	17.0%
Leverage ratio exposure	C	$1,205,520	$1,155,432
Leverage ratio	A/C	4.3%	4.3%
TLAC available	D	$107,533	$101,062
TLAC ratio	D/B	31.4%	30.3%
TLAC leverage ratio	D/C	8.9%	8.7%